10-Q INTERIM CONSOLIDATE BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	63,776,058	63,388,823	50,369,350
Common stock, shares outstanding (in shares)	62,997,292	63,388,823	50,369,350
Treasury stock (in shares)	778,766	146,650	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	63,776,058	63,388,823	50,369,350
Common stock, shares outstanding (in shares)	63,776,058	63,388,823